VANECK INTERNATIONAL INVESTORS GOLD FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 95.6%
Australia : 11.6%
Anglogold Ashanti PLC (USD) 890,300 $ 86,679,608
Emerald Resources NL * 4,696,751 18,028,472
Evolution Mining Ltd. † 1,578,700 14,215,739
Predictive Discovery Ltd. * 95,677,400 50,633,279
Westgold Resources Ltd.
(CAD) 3,487,687 14,566,502
184,123,600
Brazil : 4.9%
Wheaton Precious Metals
Corp. (USD) 592,393 77,609,407
Underline
Burkina Faso : 1.1%
IAMGOLD Corp. (USD) * 886,500 16,683,930
Underline
Canada : 61.4%
Agnico Eagle Mines Ltd.
(USD) 625,448 126,953,435
Alamos Gold, Inc. (USD) 1,824,723 81,072,443
Artemis Gold, Inc. * 1,099,800 29,845,051
Barrick Mining Corp. (USD) 1,881,100 76,730,069
Bear Creek Mining Corp. * ø 948,000 650,996
Belo Sun Mining Corp. ø 14,621,172 10,912,433
Benz Mining Corp. (AUD) * 2,812,058 4,328,251
Centerra Gold, Inc. (USD) 1,022,200 18,184,938
DPM Metals, Inc. 1,089,000 38,343,196
Franco-Nevada Corp. (USD) 313,600 77,474,880
G Mining Ventures Corp. * † 2,172,725 76,250,762
Galway Metals, Inc. * 5,301,789 2,439,181
Hemlo Mining Corp. * 2,704,000 12,615,168
Kinross Gold Corp. (USD) 2,216,518 67,648,129
Liberty Gold Corp. * ‡ 42,261,334 35,544,361
Lundin Gold, Inc. 209,900 16,040,881
OceanaGold Corp. 1,336,600 42,141,669
Omai Gold Mines Corp. * † 22,149,448 27,067,832
OR Royalties, Inc. (USD) 1,169,100 44,449,182
Osisko Development Corp. *
† 3,146,434 10,200,861
Osisko Development Corp.
(USD) * † 361,408 1,174,576
Pan American Silver Corp.
(USD) 991,994 54,192,632
Skeena Resources Ltd. * 1,424,550 42,426,214
Snowline Gold Corp. * † 2,462,000 24,565,136
Tectonic Metals, Inc. ∞ ø 821,000 1,307,397
Tectonic Metals, Inc. * † 3,538,000 6,154,813
Troilus Mining Corp. * † 25,433,400 27,790,071
West Point Gold Corp. * † ‡ 7,015,500 6,909,090
West Point Gold Corp. ∞ ø 1,161,651 1,009,411
West Red Lake Gold Mines
Ltd. * † 9,897,600 7,328,393
971,751,451
Ivory Coast : 3.3%
Montage Gold Corp. (CAD) *
† 4,547,300 51,745,927
Underline
Netherlands : 0.3%
Meridian Mining PLC (CAD) * 4,029,461 4,924,221
Underline
Number
of Shares Value
South Africa : 2.9%
Gold Fields Ltd. (ADR) 1,012,100 $ 45,949,340
Underline
United States : 10.1%
Newmont Corp. 1,075,183 116,388,560
Royal Gold, Inc. 167,500 42,627,075
159,015,635
Total Common Stocks
(Cost: $531,609,558) 1,511,803,511
WARRANTS: 0.4%
Canada : 0.4%
Liberty Gold Corp.,
CAD 0.45, exp. 05/17/26*∞
ø 6,624,810 3,194,582
Osisko Development Corp.,
USD 2.56, exp.
08/15/27*∞ ø 961,500 1,154,942
West Point Gold Corp.,
CAD 0.55, exp. 06/10/27*∞
ø 3,507,750 2,123,214
Total Warrants
(Cost: $807,112) 6,472,738
EXCHANGE TRADED FUND : 3.6% (a)
(Cost: $26,027,264)
United States : 3.6%
SPDR Gold MiniShares
Trust * 608,000 56,355,520
MONEY MARKET FUND : 0.3%
(Cost: $4,516,860)
Invesco Treasury Portfolio -
Institutional Class 3.64%(b) 4,516,860 4,516,860
Underline
Total Investments Before Collateral for
Securities Loaned: 99.9%
(Cost: $562,960,794) 1,579,148,629
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
2.1%
Money Market Fund: 2.1%
(Cost: $33,958,720)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 3.66%(b) 33,958,720 33,958,720
Total Investments: 102.0%
(Cost: $596,919,514) 1,613,107,349
Liabilities in excess of other assets: (2.0)% (31,540,755)
NET ASSETS: 100.0% $ 1,581,566,594

VANECK INTERNATIONAL INVESTORS GOLD FUND
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Definitions:
ADR American Depositary Receipt
AUD Australia Dollar
CAD Canadian Dollar
USD United States Dollar
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $41,083,434.
ø Restricted Security – the aggregate value of restricted securities is $20,352,975, or 1.3% of net assets
‡ Affiliated issuer – as defined under the Investment Company Act of 1940.
∞ Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(a) The underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at
https://www.sec.gov or on the fund's webpage.
(b) The rate shown is the 7-day yield as of 03/31/26.
Restricted securities held by the Fund as of March 31, 2026 are as follows:
Security
Acquisition
Date
Number of
Shares
Acquisition
Cost Value
% of
Net Assets
Bear Creek Mining Corp. 08/15/2005 948,000 $ 2,824,202 $ 650,996 0.0%
Belo Sun Mining Corp. 02/23/2026 14,621,172 4,588,457 10,912,433 0.7%
Liberty Gold Corp.
 *
05/17/2024 6,624,810 0 3,194,582 0.2%
Osisko Development Corp.
 *
07/31/2025 961,500 336,226 1,154,942 0.1%
Tectonic Metals, Inc. 02/11/2026 821,000 1,300,438 1,307,397 0.1%
West Point Gold Corp.
 *
06/11/2025 3,507,750 470,886 2,123,214 0.1%
West Point Gold Corp. 01/26/2026 1,161,651 931,930 1,009,411 0.1%
$ 10,452,139 $ 20,352,975 1.3%
* Warrants
Transactions in and earnings from securities of affiliates for the period ended March 31, 2026 were as follows:
Value
12/31/2025 Purchases
Sales
Proceeds
Net Realized
Gain (Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
3/31/2026
Dividend
Income
Liberty Gold Corp. $ 25,556,014 $ – $ – $ – $ 9,988,347 $ 35,544,361 $ –
Liberty Gold
Corp.
*
ø 1,746,584 – – – 1,447,997 –(a) –
West Point Gold
Corp.
*
ø 2,225,826 – – – (102,612) –(a) –
West Point Gold
Corp. 7,104,692 – – – (195,602) 6,909,090 –
Total
$ 36,633,116 $ – $ – $ – $ 11,138,130 $ 42,453,451 $ –
ø Restricted Security.
* Warrants
(a)
Security held by the Fund, however not classified as an
affiliate at the end of the reporting period.

The summary of inputs used to value the Fund's investments as of March 31, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks $ 1,511,803,511
Australia $ 101,246,110 $ 82,877,490 $ — $ 184,123,600
Brazil 77,609,407 — — 77,609,407
Burkina Faso 16,683,930 — — 16,683,930
Canada 953,542,963 15,891,680 2,316,808 971,751,451
Ivory Coast 51,745,927 — — 51,745,927
Netherlands 4,924,221 — — 4,924,221
South Africa 45,949,340 — — 45,949,340
United States 159,015,635 — — 159,015,635
Warrants
 *
— — 6,472,738 6,472,738
Exchange Traded Fund 56,355,520 — — 56,355,520
Money Market Funds 38,475,580 — — 38,475,580
Total Investments $ 1,505,548,633 $ 98,769,170 $ 8,789,546 $ 1,613,107,349